Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases
Expense relating to short-term and low-value leases	$ 27	$ 51	$ 80	$ 102
Interest expense on lease liabilities	22	26	39	44
Total	$ 49	$ 77	$ 119	$ 146